Consolidated Statements of Stockholders' Equity - USD ($)		Total	Capital Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]
Beginning balance at Dec. 31, 2015		$ 583,051,160	$ 442,850	$ (20,486,872)	$ 501,002,146	$ 102,486,324	$ (393,288)
Balance (in shares) at Dec. 31, 2015			44,285,108	(3,767,432)
Stock based compensation		340,377			340,377
Stock repurchase		(2,036,656)		$ (2,036,656)
Stock repurchase (in shares)				(657,113)
Comprehensive loss for the year		(7,379,577)				(7,798,300)	418,723
Ending balance at Dec. 31, 2016		573,975,304	$ 442,850	$ (22,523,528)	501,342,523	94,688,024	25,435
Ending Balance, (in shares) at Dec. 31, 2016			44,285,108	(4,424,545)
Stock based compensation		129,245			129,245
Comprehensive loss for the year		(625,777)				(1,218,237)	592,460
Ending balance at Dec. 31, 2017		573,478,772	$ 442,850	$ (22,523,528)	501,471,768	93,469,787	617,895
Ending Balance, (in shares) at Dec. 31, 2017			44,285,108	(4,424,545)
Issuance of restricted shares and stock based compensation		338,356	$ 2,646		335,710
Issuance of restricted shares and stock based compensation (in shares)			264,621
Cumulative effect of accounting change	[1]	(344,181)				(344,181)
Comprehensive loss for the year		(12,220,436)				(12,276,520)	56,084
Ending balance at Dec. 31, 2018		$ 561,252,511	$ 445,496	$ (22,523,528)	$ 501,807,478	$ 80,849,086	$ 673,979
Ending Balance, (in shares) at Dec. 31, 2018			44,549,729	(4,424,545)

[1]	Opening retained earnings have been adjusted on January 1, 2018 in connection with the adoption of Accounting Standard ASC 606. Please refer to Note 2 Significant Accounting Policies to the consolidated financial statements.